5. Film and Television Costs, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Film And Television Costs Net
Film and Television Costs, net

As of September 30, 2017, the Company had net Film and Television Costs of $4,232,632 compared to $2,260,964 at December 31, 2016. The increase relates primarily to the production and development of SpacePop, Llama Llama, and Rainbow Rangers offset by the amortization of film costs associated with the revenue recognized for Thomas Edison’s Secret Lab and SpacePop.

During the three months ended September 30, 2017 and 2016, the Company recorded Film and Television Cost amortization expense of $29,849 and $23,011, respectively. During the nine months ended September 30, 2017, and 2016, the Company recorded Film and Television Cost amortization expense of $37,935 and $158,168, respectively.

The following table highlights the activity in Film and Television Costs as of September 30, 2017 and December 31, 2016:

Total
Film and Television Costs, Net as of December 31, 2015	$1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of December 31, 2016	2,260,964
Additions to Film and Television Costs	1,880,811
Capitalized Interest	128,792
Film Amortization Expense	(37,935)
Film and Television Costs, Net as of September 30, 2017	$4,232,632

As of December 31, 2016, the Company had net Film and Television Costs of $2,260,964 compared to $1,003,546 at December 31, 2015. The increase relates primarily to the production and development of SpacePop, Llama Llama, Rainbow Rangers, and Stan Lee’s Cosmic Crusaders offset by the amortization of film costs associated with the revenue recognized for Thomas Edison’s Secret Lab and SpacePop.

During the years ended December 31, 2016 and 2015, the Company recorded Film and Television Cost amortization expense of $167,788 and $127,552, respectively.

The following table highlights the activity in Film and Television Costs as during the years ended December 31, 2016 and 2015:

Total
Film and Television Costs, Net as of 12/31/2014	$303,953
Additions to Film and Television Costs	827,145
Film Amortization Expense	(127,552)
Film and Television Costs, Net as of 12/31/2015	1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of 12/31/2016	$2,260,964